Note 7 - Income Taxes - Deferred Tax Assets and Liabilities (Details) - AUD ($)	Dec. 31, 2024	Dec. 31, 2023
Operating loss carry forwards	$ 9,903,417	$ 7,645,509
Depreciation and amortization	1,052,933	1,157,004
Asset retirement obligations	324,133	303,564
Employee entitlements	222,309	224,890
Accruals	187,658	268,214
Decline in value of patents	786,990	835,173
Unrealized exchange loss	(294,979)	116,259
Total deferred tax assets	12,182,461	10,550,613
Valuation allowance for deferred tax assets	(11,815,768)	(10,403,122)
Net deferred tax asset	366,693	147,491
Other	366,693	147,491
Total deferred tax liabilities	366,693	147,491
Net deferred tax liabilities	$ 0	$ 0